Deposits, prepayments and other receivables - Schedule of Deposits, Prepayments and Other Receivables (Details)		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Prepaid Expense, Current [Abstract]
Rental deposits		$ 44,500	$ 5,676	$ 45,960
– Prepayments for services		2,453,026	312,886	1,026,124
– Prepayments for exhibition cost (a)	[1]	0	0	15,292,500
Less: Impairment on the prepayment (a)	[1]	0	0	(10,593,902)
Other receivables (a)	[1]	13,536,447	1,726,588	900
Deposits, Prepayments and Other Receivables, net		$ 16,033,973	$ 2,045,150	$ 5,771,582

[1]	On February 14, 2025, CTRL Solutions entered into four cooperative investment agreements with an exhibition service provider. The total value of the four cooperative investment agreements is HK$15,292,500. The exhibition partner would coordinate and organize four exhibitions during the year ended March 31, 2026. After the management reviewed the exhibition that already held and projected results of other exhibitions, the management impaired the prepayment of HK$10,593,902 as of March 31, 2025.